Equity (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended		6 Months Ended				12 Months Ended
	May 28, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 SPG	Dec. 31, 2013 SPG	Dec. 31, 2012 SPG	Dec. 31, 2011 SPG	Jun. 30, 2014 Total Stockholders' Equity	Dec. 31, 2010 Total Stockholders' Equity	Jun. 30, 2014 Common Stock	Jun. 30, 2014 Capital in Excess of Par Value	Jun. 30, 2014 Retained Earnings	Jun. 30, 2014 Noncontrolling Interests	Dec. 31, 2013 Noncontrolling Interests	Dec. 31, 2012 Noncontrolling Interests	Dec. 31, 2011 Noncontrolling Interests
Equity
Common stock issued to shareholders of SPG in connection with separation	155,162,597
Limited partnership interest issued to unit holders of SPG L.P.	32,075,487
Reconciliation of beginning and ending carrying amounts of consolidated and combined equity
Balance at the beginning of the period				$ 1,884,525,000	$ 1,954,856,000	$ 1,954,856,000	$ 1,952,567,000	$ 1,619,940,000	$ 1,565,169,000	$ 1,623,495,000	$ 1,621,659,000	$ 1,344,832,000	$ 1,560,989,000	$ 1,344,832,000				$ 319,356,000	$ 331,361,000	$ 330,908,000	$ 275,108,000
Issuance of shares in connection with separation									(707,101,000)						16,000	707,085,000
Issuance of limited partner units				22,464,000														22,464,000
Noncontrolling interest in property				1,032,000														1,032,000
Equity-based compensation				142,000														142,000
Adjustments to noncontrolling interests						(349,000)	(179,000)	(878,000)					12,748,000			12,748,000		(12,748,000)	(349,000)	(179,000)	(878,000)
Distributions to SPG, net				(1,060,187,000)		(257,316,000)	(153,922,000)		(878,209,000)	(213,807,000)	(127,895,000)		(878,209,000)					(181,978,000)	(43,509,000)	(26,027,000)
Purchase of noncontrolling interest				(845,000)														(845,000)
Net income		84,281,000	41,396,000	125,783,000	97,249,000	187,334,000	156,390,000	159,860,000	24,321,000	155,481,000	129,731,000	132,543,000	104,193,000				79,872,000	21,590,000	31,853,000	26,659,000	27,317,000
Balance at the end of the period		972,914,000		972,914,000		1,884,525,000	1,954,856,000	1,952,567,000		1,565,169,000	1,623,495,000	1,621,659,000	799,721,000	1,344,832,000	16,000	719,833,000	79,872,000	173,193,000	319,356,000	331,361,000	330,908,000
Proceeds from debt issuance									$ 1,000,000,000